Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development Expense	$ 62,905	$ 21,770	$ 21,448
Administrative expenses	31,364	29,656	28,160
Related Party [Member]
Research and Development Expense	47,071	0	0
Administrative expenses	$ 2,600	$ 239	$ 0